Provisions (Tables)	12 Months Ended
Jun. 30, 2021
Provisions
Schedule of provisions
	Labor, legal and other claims	06.30.21	06.30.20
Balances at the beginning of the year	173	173	172
Inflation adjustment	(66)	(66)	(65)
Increases (i)	71	71	135
Recovery (i)	(4)	(4)	(56)
Used during the year	(9)	(9)	(13)
Balances at the end of the year	165	165	173
Non-current		81	108
Current		84	65
Total		165	173